SELECTED STATEMENTS OF INCOME DATA (Schedule of Net Earnings Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SELECTED STATEMENTS OF INCOME DATA [Abstract]
Numerator - Net income available to ordinary shareholders	$ 103,075	$ 55,275	$ 67,894
Denominator for basic net earnings per share - Weighted average number of shares	59,362	60,388	60,905
Add-employee stock options and RSU	1,533,000	1,442,000	1,356,000
Denominator for diluted net earnings per share - adjusted weighted average shares	60,895,000	61,830,000	62,261,000